Annual Total Returns- Vanguard Intermediate-Term Corporate Bond Index Fund (ETF Shares) [BarChart] - ETF Shares - Vanguard Intermediate-Term Corporate Bond Index Fund - ETF Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	10.65%	7.94%	11.36%	(1.80%)	7.47%	0.88%	5.30%	5.50%	(1.75%)	13.97%